Trade receivables	12 Months Ended
Dec. 31, 2023
Trade receivables.
Trade receivables

19.Trade receivables

	31 December	31 December
	2023	2022
Receivables from subscribers	6,950,428	6,422,491
Undue assigned contracted receivables	624,799	856,167
Accounts and notes receivable	3,350,418	3,703,559
	10,925,645	10,982,217

Trade receivables are shown net of provision for impairment amounting to TL 557,641 as at 31 December 2023 (31 December 2022: TL 1,021,775). Movements in provision for impairment of trade receivables and due from related parties are disclosed in Note 35. The accounts and notes receivable represent receivables from distributors and roaming receivables. The Group’s exposure to currency risk and credit risk arising from trade receivables are disclosed in Note 35.

Letters of guarantee received with respect to the accounts and notes receivable amounted to TL 1,027,834 and TL 729,153 at 31 December 2023 and 2022, respectively.

The undue assigned contracted receivables are the remaining portion of the assigned receivables from the distributors related to the handset campaigns which will be collected from subscribers by the Company in instalments. When the monthly instalment is billed to the subscriber, that portion is transferred to “Receivables from subscribers”. The Company measures the undue assigned contracted receivables at amortized cost, bears the credit risk and recognizes interest income throughout the contract period.

The undue assigned contracted receivables related to handset campaigns, which will be billed after one year amounted to TL 233,429 (31 December 2022: TL 327,285) is presented under non-current trade receivable amounted to TL 325,862 (31 December 2022: TL 492,274).